CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 378,656	$ 442,267
Short-term investments	1,046,095	1,021,613
Trade receivables (net of allowance for credit losses of $9,927 and $12,197 at December 31, 2021 and 2020, respectively)	395,583	303,100
Debt hedge option	292,940	0
Prepaid expenses and other current assets	184,604	175,340
Total current assets	2,297,878	1,942,320
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	224,445	153,660
Property and equipment, net	145,654	137,785
Deferred tax assets	55,246	32,735
Operating lease right-of-use assets	85,055	97,162
Other intangible assets, net	295,378	366,003
Goodwill	1,606,756	1,503,252
Total long-term assets	2,412,534	2,290,597
Total assets	4,710,412	4,232,917
CURRENT LIABILITIES:
Trade payables	36,121	33,132
Deferred revenues and advances from customers	330,459	311,851
Current maturities of operating leases	19,514	22,412
Debt	395,946	259,881
Accrued expenses and other liabilities	487,547	417,174
Total current liabilities	1,269,587	1,044,450
LONG-TERM LIABILITIES:
Deferred revenues and advances from customers	66,606	36,295
Accrued severance pay	16,494	16,229
Deferred tax liabilities	7,429	32,109
Debt	429,267	421,337
Operating leases	81,185	92,262
Other long-term liabilities	1,885	1,751
Total long-term liabilities	602,866	599,983
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Authorized: 125,000,000 shares at December 31, 2021 and 2020; Issued: 74,774,827 and 74,774,827 shares at December 31, 2021 and 2020, respectively; Outstanding: 63,476,860 and 63,050,434 shares at December 31, 2021 and 2020, respectively	18,961	18,961
Additional paid-in capital	1,817,710	1,681,587
Treasury shares at cost – 11,297,967 and 11,724,393 Ordinary shares at December 31, 2021 and 2020, respectively	(625,810)	(574,364)
Accumulated other comprehensive loss	(39,739)	(16,662)
Retained earnings	1,653,963	1,454,388
Total attributable to Nice Ltd's shareholders	2,825,085	2,563,910
Non-controlling interests	12,874	24,574
Total shareholders' equity	2,837,959	2,588,484
Total liabilities and shareholders' equity	$ 4,710,412	$ 4,232,917